Intangible assets, net	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets, net

11.	Intangible assets, net

Intangible assets consisted of the following:

	As of December 31,
	2024	2025
	(in thousands)
Amortized intangible assets with finite lives:
Cost: Trademarks	3,454	3,378
PoS technology platform	—	9,137
Customer relationships	484	473
Website	90	88
Total cost	4,028	13,076
Less: Accumulated amortization	(476)	(1,101)
Intangible assets, net	3,552	11,975

The intangible assets acquired are being amortized over their estimated useful lives. Amortization expense for the years ended December 31, 2023, 2024 and 2025 was nil, USD66,000 (equivalent to RMB476,000) and USD90,000 (equivalent to RMB636,000), respectively. The differences between the carrying amounts of certain intangible assets as of December 31, 2024 and 2025 were primarily attributable to foreign currency translation.

As of December 31, 2025, amortization expenses related to the intangible assets for future periods are estimated to be as follows:

Amounts
(in thousands)
Year Ending December 31,
2026	2,311
2027	2,284
2028	2,282
2029	2,282
2030 and after	2,816
11,975